Schedule of Commitment Fee (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Commitment fee, beginning	$ 577,000
Commitment fee expense	23,301,206
Issuance of Series A-1 and B preferred stock in exchange for commitment fee	(23,878,206)
Commitment fee, ending